Financial instruments (Details Textual) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Cash And Cash Equivalents At Carrying Value	$ 6,024	$ 7,068	$ 7,651	$ 13,262
Fair Value, Inputs, Level 1 [Member]
Cash And Cash Equivalents At Carrying Value	$ 6,900	$ 7,100